Schedule of Investments (unaudited) April 30, 2019	iShares® Currency Hedged MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.3%
iShares MSCI ACWI ex U.S. ETF(a)	1,064,339	$50,630,606

Total Investment Companies — 100.3% (Cost: $50,270,704)		50,630,606

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(a)(b)	127,622	127,622

Total Short-Term Investments — 0.2% (Cost: $127,622)		127,622

Total Investments in Securities — 100.5% (Cost: $50,398,326)		50,758,228

Other Assets, Less Liabilities — (0.5)%		(272,104)

Net Assets — 100.0%		$50,486,124

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(a)	—	—	$—	$21,529	(b)	$10	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	23,242	104,380	(a)	—	127,622	127,622	4,592		—	—
iShares MSCI ACWI ex U.S. ETF	884,435	765,692		(585,788)	1,064,339	50,630,606	379,583		41,389	326,297

						$50,758,228	$405,704		$41,399	$326,297

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	7,238,000	USD	1,839,250	MS	05/03/19	$6,661
CAD	4,449,000	USD	3,303,016	MS	05/03/19	18,054
CHF	5,764,000	USD	5,653,670	MS	05/03/19	3,133
CLP	128,030,000	USD	188,637	MS	05/03/19	393
DKK	3,875,000	USD	579,065	MS	05/03/19	3,143
EUR	18,624,000	USD	20,824,402	MS	05/03/19	64,287
GBP	4,278,000	USD	5,528,561	MS	05/03/19	50,251
HKD	34,064,000	USD	4,341,907	MS	05/03/19	332
ILS	329,000	USD	90,966	MS	05/03/19	481
INR	162,564,000	USD	2,327,983	MS	05/03/19	9,259
MXN	6,576,000	USD	345,689	MS	05/03/19	1,188
NOK	4,092,000	USD	472,292	MS	05/03/19	2,008
NZD	116,000	USD	77,343	MS	05/03/19	135

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	16,172,000	USD	1,701,349	MS	05/03/19	$1,478
SGD	1,182,000	USD	868,059	MS	05/03/19	995
USD	2,274,620	AUD	3,204,000	MS	05/03/19	15,905
USD	73,468	BRL	286,000	MS	05/03/19	530
USD	343,445	CAD	458,000	MS	05/03/19	1,559
USD	2,819,473	CHF	2,802,000	MS	05/03/19	69,584
USD	21,007	CLP	13,926,000	MS	05/03/19	446
USD	585,035	DKK	3,874,000	MS	05/03/19	2,977
USD	10,494,732	EUR	9,310,000	MS	05/03/19	52,630
USD	5,426,348	GBP	4,122,000	MS	05/03/19	50,970
USD	4,343,749	HKD	34,064,000	MS	05/03/19	1,510
USD	7,568	ILS	27,000	MS	05/03/19	64
USD	1,019,992	INR	70,838,000	MS	05/03/19	1,528
USD	4,190,976	KRW	4,819,588,000	MS	05/03/19	65,146
USD	39,134	MXN	738,000	MS	05/03/19	206
USD	30,171	NOK	257,000	MS	05/03/19	382
USD	76,917	NZD	113,000	MS	05/03/19	1,443
USD	869,408	SEK	8,086,000	MS	05/03/19	17,995
USD	436,181	SGD	591,000	MS	05/03/19	1,654
USD	4,019,616	TWD	124,129,000	MS	05/03/19	2,626
USD	88,256	ZAR	1,242,000	MS	05/03/19	1,434
ZAR	21,640,000	USD	1,508,861	MS	05/03/19	3,897
RUB	27,640,000	USD	427,111	MS	05/06/19	266
USD	476,234	RUB	30,696,000	MS	05/06/19	1,604
USD	67,372	TRY	395,000	JPM	05/06/19	1,370
USD	7,516	TRY	44,000	MS	05/06/19	164
JPY	1,737,663,000	USD	15,559,358	MS	05/08/19	47,523
USD	7,070,734	JPY	777,771,000	MS	05/08/19	85,157
BRL	2,000	USD	508	MS	06/04/19	1
CLP	427,000	USD	628	MS	06/04/19	2
ILS	1,000	USD	278	MS	06/04/19	—
USD	2,261,565	AUD	3,205,000	MS	06/04/19	385
USD	2,991	CAD	4,000	MS	06/04/19	3
USD	6,894	CHF	7,000	MS	06/04/19	3
USD	189,913	CLP	128,030,000	MS	06/04/19	927
USD	3,317	DKK	22,000	MS	06/04/19	1
USD	25,883	EUR	23,000	MS	06/04/19	15
USD	14,377	GBP	11,000	MS	06/04/19	8
USD	4,344,804	HKD	34,064,000	MS	06/04/19	376
USD	2,078,082	KRW	2,409,593,000	MS	06/04/19	6,579
USD	345,596	MXN	6,582,000	MS	06/04/19	193
USD	669	NZD	1,000	MS	06/04/19	—
USD	3,066	SEK	29,000	MS	06/04/19	4
USD	7,358	SGD	10,000	MS	06/04/19	2
USD	2,011,428	TWD	62,133,000	MS	06/04/19	245
USD	67,111	TRY	408,000	MS	06/07/19	236

						599,348

AUD	3,205,000	USD	2,259,773	MS	05/03/19	(353)
BRL	126,000	USD	32,328	MS	05/03/19	(195)

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	128,030,000	USD	189,956	MS	05/03/19	$(926)
HKD	34,064,000	USD	4,342,865	MS	05/03/19	(626)
KRW	4,819,588,000	USD	4,148,028	MS	05/03/19	(22,198)
MXN	6,576,000	USD	347,114	MS	05/03/19	(237)
TWD	124,140,000	USD	4,017,742	MS	05/03/19	(397)
USD	702	AUD	1,000	MS	05/03/19	(3)
USD	1,786,492	BRL	7,078,000	MS	05/03/19	(18,614)
USD	2,974,230	CAD	3,991,000	MS	05/03/19	(4,954)
USD	2,906,745	CHF	2,962,000	MS	05/03/19	(169)
USD	356,306	CLP	242,134,000	MS	05/03/19	(1,193)
USD	150	DKK	1,000	MS	05/03/19	(1)
USD	10,438,193	EUR	9,314,000	MS	05/03/19	(8,395)
USD	202,223	GBP	156,000	MS	05/03/19	(1,212)
USD	4,341,907	HKD	34,064,000	MS	05/03/19	(332)
USD	83,273	ILS	302,000	MS	05/03/19	(669)
USD	1,313,759	INR	91,726,000	MS	05/03/19	(5,019)
USD	645,490	MXN	12,414,000	MS	05/03/19	(9,334)
USD	443,642	NOK	3,835,000	MS	05/03/19	(869)
USD	1,996	NZD	3,000	MS	05/03/19	(7)
USD	850,549	SEK	8,086,000	MS	05/03/19	(864)
USD	434,176	SGD	591,000	MS	05/03/19	(351)
USD	356	TWD	11,000	MS	05/03/19	—
USD	1,402,666	ZAR	20,398,000	MS	05/03/19	(23,269)
RUB	27,640,000	USD	428,675	MS	05/06/19	(1,298)
TRY	439,000	USD	73,778	MS	05/06/19	(425)
USD	375,317	RUB	24,584,000	MS	05/06/19	(4,808)
JPY	9,013,000	USD	81,565	MS	05/08/19	(615)
USD	8,683,321	JPY	968,905,000	MS	05/08/19	(18,933)
AUD	14,000	USD	9,889	MS	06/04/19	(12)
CLP	609,000	USD	899	MS	06/04/19	—
INR	13,000	USD	186	MS	06/04/19	—
NOK	2,000	USD	232	MS	06/04/19	—
USD	97,912	AUD	139,000	MS	06/04/19	(155)
USD	930,351	BRL	3,662,000	MS	06/04/19	(1,282)
USD	3,420,797	CAD	4,604,000	MS	06/04/19	(18,707)
USD	2,957,154	CHF	3,007,000	MS	06/04/19	(3,159)
USD	586,486	DKK	3,913,000	MS	06/04/19	(3,169)
USD	11,022,776	EUR	9,851,000	MS	06/04/19	(56,729)
USD	5,727,247	GBP	4,423,000	MS	06/04/19	(50,471)
USD	195,746	HKD	1,535,000	MS	06/04/19	(24)
USD	98,944	ILS	357,000	MS	06/04/19	(492)
USD	1,203,794	INR	84,531,000	MS	06/04/19	(4,902)
USD	8,032,768	JPY	896,088,000	MS	06/04/19	(33,240)
USD	59,787	KRW	69,673,000	MS	06/04/19	(110)
USD	19,244	MXN	368,000	MS	06/04/19	(67)
USD	239,935	NOK	2,080,000	MS	06/04/19	(1,472)
USD	80,721	NZD	121,000	MS	06/04/19	(142)
USD	438,691	RUB	28,502,000	MS	06/04/19	(852)
USD	925,464	SEK	8,773,000	MS	06/04/19	(701)

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	462,768	SGD	630,000	MS	06/04/19	$(679)
USD	93,929	TWD	2,904,000	MS	06/04/19	(71)
USD	819,218	ZAR	11,798,000	MS	06/04/19	(2,412)
ZAR	36,000	USD	2,510	MS	06/04/19	(3)
TRY	2,000	USD	328	MS	06/07/19	—
USD	819	TRY	5,000	MS	06/07/19	(1)

						(305,118)

	Net unrealized appreciation					$294,230

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$50,630,606	$—	$—	$50,630,606
Money Market Funds	127,622	—	—	127,622

	$50,758,228	$—	$—	$50,758,228

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$599,348	$—	$599,348
Liabilities
Forward Foreign Currency Exchange Contracts	—	(305,118)	—	(305,118)

	$—	$294,230	$—	$294,230

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

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